Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 20,333	$ 20,967	$ 22,038
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	19,615	17,548	17,565
Prepaid pension asset - Note H	(7,432)	(9,363)	(8,935)
Amortization of retirement benefit adjustments - Note H	6,918	5,045	4,795
Equity-based compensation - Note I	4,099	3,746	4,035
Deferred income taxes - Note J	(201)	1,166	2,577
Restructuring charge - Note O	6,386	2,878	1,444
Gain on sale-leaseback transaction - Note N	(10,334)
Insurance recovery for business interruption and property damage - casualties	(22,662)	(10,149)
Insurance proceeds for business interruption and property damage other than property, plant and equipment - casualty	23,353	4,934
Changes in assets and liabilities, net of effects from acquisitions
Accounts receivable	9,500	8,345	(23,665)
Inventories	18,832	(16,131)	(21,878)
Accounts payable	(17,519)	3,171	22,186
Accrued liabilities	(8,958)	(6,607)	2,474
Income taxes payable	(7)	(876)	641
Other	(269)	(2,483)	(3,953)
Total adjustments	21,321	1,224	(2,714)
Net cash provided by operations	41,654	22,191	19,324
Cash flows from investing activities:
Proceeds from sale of assets	499	33	1,537
Capital expenditures	(13,464)	(15,574)	(13,271)
Capital expenditures to replace property, plant and equipment damaged in casualties	(2,859)	(4,733)
Insurance proceeds for property, plant and equipment damaged in casualties	2,250	6,767
Payment for acquisition, net of cash acquired - Note B	(78,189)	(2,889)
Earnout payments related to 2008 acquisition			(500)
Proceeds from sale-leaseback transaction	17,678
Net cash used in investing activities	(74,085)	(16,396)	(12,234)
Cash flows from financing activities:
Borrowings of long-term debt	5,540,700	1,967,000	3,493,419
Payments of long-term debt	(5,461,600)	(1,962,600)	(3,473,819)
Borrowings of short-term notes payable	2,271	3,103	3,515
Payments of short-term notes payable	(2,271)	(3,103)	(3,515)
Purchase of treasury stock	(10,374)	(3,575)
Dividends paid	(4,759)	(4,119)	(4,089)
Exercise of stock options	1,679	472	131
Other	160	206	(89)
Net cash provided by/(used in) financing activities	65,806	(2,616)	15,553
Effect of exchange rate changes on cash	(216)	(82)	(495)
Net increase in cash and cash equivalents	33,159	3,097	22,148
Cash and cash equivalents at beginning of year	76,412	73,315	51,167
Cash and cash equivalents at end of year	109,571	76,412	73,315
Cash paid during the year for:
Interest	2,258	1,763	926
Income taxes - net	$ 6,786	$ 4,730	$ 3,770